Revenue Recognition - Estimated revenue (Details) (Imported) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
2024 (remainder)	¥ 50,271
2025	40,730	¥ 109,307
2026	19,484	44,261
2027	10,667	17,690
2028	2,427	8,377
Year four		806
2029 and thereafter	356
Total remaining revenue performance obligation	¥ 123,935	¥ 180,441
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	6 months	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	1 year